Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Mezzanine Equity
Prior to the completion of USIPO in June 2021, the Group issued redeemable convertible preferred shares as presented in the following table.

Series	Average Issue Price per Share	Issuance Date	Shares Issued at issuance date	Issued and Outstanding shares before conversion upon	Proceeds from Issuance, net of issuance cost	Accretion of interest	Modification of Mezzanine equity	Repurchase of preferred shares	Conversion of preferred shares Amount	Carrying Amount
	USD				USD	USD	USD	USD	USD	USD
A-1	0.03386	06/05/2015	1,139,355,179	949,479,433	119,697	—	—	(19,948)	(99,749)	—
A-2	0.09305	07/08/2015	214,928,417	204,934,452	29,062	—	—	(1,351)	(27,711)	—
A-3	0.09305	20/07/2016	376,124,692	358,930,419	50,859	—	—	(2,325)	(48,534)	—
A-4	0.16048	27/04/2017	1,431,243,120	1,425,011,610	243,899	54,684	—	(1,300)	(297,283)	—
A-5	0.00009	27/03/2014	724,612,240	687,241,088	65	20	—	(5)	(80)	—
A-5	0.00001	15/05/2018	48,936,447	48,936,447	9,616	—	—	—	(9,616)	—
A-6	0.00578	09/06/2014	397,653,060	397,653,060	2,300	690	—	—	(2,990)	—
A-7	0.02608	27/01/2015	695,016,200	695,016,200	18,128	5,438	—	—	(23,566)	—
A-8	0.07651	21/07/2015	392,106,200	392,106,200	30,000	9,000	—	—	(39,000)	—
A-9	0.10862	23/ 07/2016	303,819,062	133,697,101	33,000	9,900	—	(24,022)	(18,878)	—
A-10	0.13207	23/12/2016	272,591,789	272,591,789	36,000	10,800	—	—	(46,800)	—
A-10	0.15550	27/12/2017	3,154,996	3,154,996	491	51	—	—	(542)	—
A-11	0.16015	17/03/2017	249,759,201	249,759,201	40,000	12,000	—	—	(52,000)	—
A-12	0.16588	19/09/2017	429,972,942	429,972,942	71,325	21,398	—	—	(92,723)	—
A-13	0.16048	30/10/2018	186,944,757	186,944,757	30,000	9,000	—	—	(39,000)	—
A-14	0.16048	04/01/2018	281,297,804	281,297,804	45,141	13,542	—	—	(58,683)	—
A-15	0.36740	15/05/2018	5,204,626,301	5,204,626,301	1,900,668	573,655	8,346	—	(2,482,669)	—
A-16	0.57436	19/11/2020	2,942,381,074	2,942,381,074	1,689,511	90,064	—	—	(1,779,575)	—
A-16	0.57436	17/06/2021	104,463,233	104,463,233	60,000	—	—	—	(60,000)	—
Total			15,398,986,714	14,968,198,107	4,409,762	810,242	8,346	(48,951)	(5,179,399)	—